Equipment and Fixtures, Net (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equipment and fixtures, net
Equipment and fixtures, gross	$ 263,689	$ 251,561	$ 202,534
Less: accumulated depreciation	(165,267)	(154,710)	(114,923)
Equipment and fixtures, net	98,422	96,851	87,611
Furniture and fixtures
Equipment and fixtures, net
Equipment and fixtures, gross	19,242	17,696	15,366
Building improvements
Equipment and fixtures, net
Equipment and fixtures, gross	70,265	66,369	47,870
Computer equipment
Equipment and fixtures, net
Equipment and fixtures, gross	73,701	70,238	52,560
Software
Equipment and fixtures, net
Equipment and fixtures, gross	44,413	40,460	30,920
Telecom and other equipment
Equipment and fixtures, net
Equipment and fixtures, gross	55,532	55,418	54,241
Equipment and fixtures not yet placed in service
Equipment and fixtures, net
Equipment and fixtures, gross	$ 536	$ 1,380	$ 1,577